Deconsolidation and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Deconsolidation and Discontinued Operations [Abstract]
Schedule of Controlling Interest And Deconsolidation Of Subsidiaries And Long Term Investment [Table Text Block]
A loss of $422,565 was recognized on our sale of the controlling interest and deconsolidation of subsidiaries and long term investment as follows:

	$	$
Cash	239,427
Fair value of promissory note	685,245
Fair value of proceeds that resulted in loss of control	924,672
Carrying value of non controlling interest in former subsidiary on the date the subsidiary was deconsolidated	27,716
Subtotal		952,388
Less:
Carrying value of NAI' s net assets	(636,157)
Carrying value of CWN HK's net assets	(1,145,495)
Carrying value of CWN Capital- long term investment	135,231
Recognize realized foreign exchange gain or loss for disposal of subsidiary	33,566
Intercompany balances	2,987,808
		1,374,953
Loss on deconsolidation of subsidiaries and long term investment		(422,565)